7. Stockholders' Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Stockholders' Equity
Stockholders' Equity

Sale of Common Stock

On April 2, 2014, the Company entered into an At-the-Market Issuance Sales Agreement with MLV & Co. LLC (“MLV”) under which the Company may issue and sell shares of common stock having an aggregate offering price of up to $9,159,000 from time to time through MLV acting as the Company’s sales agent. The Company will pay MLV a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through MLV as agent under the Sales Agreement. As of September 30, 2014, the sales of 392,656 shares under this agreement have resulted in gross proceeds of $1,284,000 and net proceeds of $1,213,000 (after deducting commissions, legal and accounting costs).

Common Stock Issued to Settle Fees for Services Provided

On April 24, 2009, the Company entered into an agreement with Advocos LLC, a contract sales organization that serves as part of the Company’s sales force, for the sale of the Company’s tissue care products in the United States. Pursuant to the agreement, the Company agreed to pay the contract sales organization a monthly fee and commissions in return for providing a direct salesforce and management of the salesforce. The Company agreed to issue the contract sales organization cash and or shares of common stock as compensation for its services. On September 30, 2014, the Company issued 32,501 shares of common stock valued at $76,000 in connection with this agreement to settle outstanding fees. The Company has determined that the fair value of the common stock, which was calculated when the shares were issued, was more readily determinable than the fair value of the services rendered. Accordingly, the Company recorded the fair value of the stock as expense. During the three and six months ended September 30, 2014, the Company recorded $33,000 and $62,000 of expense related to this agreement. The expense was recorded as selling, general and administrative expense in the accompanying condensed consolidated statements of comprehensive loss. Additionally, the Company settled $14,000 of outstanding fees which were outstanding and accrued at March 31, 2014.

Authorized Capital

The Company is authorized to issue up to 14,285,715 shares of common stock with a par value of $0.0001 per share and 5,000,000 shares of convertible preferred stock with a par value of $0.0001 per share.

Description of Common Stock

Each share of common stock has the right to one vote. The holders of common stock are entitled to dividends when funds are legally available and when declared by the board of directors.

April 2012 Registered Direct Offering

On April 22, 2012, the Company entered into agreements with certain investors to issue up to: a) 337,143 shares of common stock; b) 1,000 shares of Series A Preferred Stock; and c) warrants to purchase up to 495,873 shares of common stock. The Company also offered up to 158,730 shares of common stock issuable upon conversion of the Series A Preferred Stock. The Company received approximately $3,124,000 in gross proceeds from the sale of these securities. Net proceeds after deducting the placement agent commissions, legal expenses and other offering expenses, and assuming no exercise of the Warrants, was $2,797,000. The Company retained Rodman & Renshaw, LLC as the exclusive placement agent for this offering, and paid them $218,680 in placement agent commissions. Following the close of the transaction, one of the investors converted 1,000 shares of the Series A Preferred Stock purchased in the transaction into 158,730 shares of common stock.

In connection with the issuance of the Series A Preferred Stock, the Company determined the instrument contained a beneficial conversion feature at the date of issuance. This beneficial conversion feature amounted to $1,062,000 and was recorded as a deemed preferred dividend on the consolidated statement of statement of comprehensive loss for the year ended March 31, 2013.

The warrants issued with the offering have an initial exercise price of $8.26 per share, were not exercisable for nine months from the date of issuance, and had an initial exercise term of 2.5 years from the date of issuance. Additionally, the warrants initially contained a net-cash settlement feature which gave the warrant holder the right to net-cash settlement in the event certain transactions had occurred. Pursuant to the terms of the warrants, if such a transaction had occurred the warrant holder would have been entitled to a net-cash settlement value calculated using the Black-Scholes valuation model using specific volatility, expected term and risk-free interest rate assumptions, as further detailed in the warrants. On October 29, 2012, the Company entered into a side letter agreement with the holders of the warrants to amend the terms of the warrants. The holders of the warrants agreed to eliminate certain net-cash settlement features contained in the warrants in exchange for the Company’s agreement to a two-year extension of the expiration date of the warrants. Accordingly, the expiration date of the warrants was extended from October 25, 2014 to October 25, 2016 (Note 10).

March 2013 Underwritten Public Offering

On March 12, 2013, the Company closed an underwritten public offering of 1,232,143 shares of common stock at an offering price to the public of $2.80 per share, including an additional 160,715 shares of common stock to cover the underwriters’ over-allotment. The gross proceeds from this offering were $3,450,000, before deducting underwriting discounts and commissions and other estimated offering expenses of $398,000. The Company also issued warrants to the underwriters to purchase 53,571 shares of the Company’s common stock with an initial exercise price per share equal to $3.50, which was 125% of the public offering price. The underwriters’ warrants are exercisable from March 12, 2014 through March 12, 2016.

December 2013 Registered Direct Offering

On December 9, 2013, the Company completed a registered direct offering with accredited investors and issued 550,000 shares of its common stock at $4.00 per share, with no warrant coverage, yielding gross proceeds of $2,200,000 and net proceeds of $2,002,000 after deducting placement agent commissions and other offering costs. The Company retained Dawson James Securities, Inc. as the exclusive placement agent for this offering, and paid them $154,000 in placement agent commissions. In addition to the payment of certain cash fees upon closing of the offering, the Company issued a warrant to Dawson James Securities, Inc. to purchase up to 16,500 shares of common stock. The warrants are exercisable at $5.00 per share and will expire on May 3, 2016.

February 2014 Registered Direct Offering

On February 26, 2014, the Company completed a registered direct offering to institutional and accredited investors for $1,352,000 and net proceeds of $1,186,000 after deducting placement agent commissions and other offering costs. The Company issued units (the “Units”), consisting of shares of common stock and Series A and Series B warrants (collectively, the “Warrants”). Each Unit was priced at $3.00 and comprised of one share of common stock (the “Shares”), a Series A warrant (the “Series A Warrants”) and a certain number of Series B warrants (the “Series B Warrants”). Each investor received Series A Warrants to purchase a number of shares of common stock equal to 100% of the number of Shares purchased by such investor. Each investor received Series B Warrants to purchase a certain number of shares of common stock equal to the investor’s respective percentage of the total Series B Warrant allotment of 1,400,000 shares, whereby such percentage was determined by the respective percentage of the investor’s amount of the total Shares purchased by all investors in this offering; however, we did not issue fractional warrants and therefore, the number of Series B Warrants issued was rounded up or down depending on the total amount invested by each respective investor. The Series A Warrants will have an exercise price per share of $3.00 and expire five years from the date of issuance. The Series B Warrants will not be exercisable for six months following closing, will have an exercise price per share of $3.63 and expire on the later of (a) one year from the earlier of (i) the effective date of an effective registration statement pursuant to which all the Series B Warrant shares are registered for resale and (ii) the date that all Series B Warrant shares may be sold pursuant to Rule 144 (without volume limitations and assuming cashless exercise) and (b) one year anniversary of the closing of the initial public offering of our subsidiary, Ruthigen, Inc., or March 26, 2014. The Series B Warrants vested at the closing of Ruthigen’s initial public offering on March 26, 2014

The Company retained Dawson James Securities, Inc. as the exclusive placement agent for this offering, and paid them $94,630 in placement agent commissions. In addition to the payment of certain cash fees upon closing of the offering, the Company issued a warrant to Dawson James Securities, Inc. to purchase up to 69,037 shares of common stock. The warrants are exercisable at $3.00 per share and will expire on May 3, 2016. The warrant issued to Dawson James Securities, Inc. has no registration rights, but does contain cashless exercise provisions.

Common Stock Issued to Non-Employees for Services

On April 24, 2009, the Company entered into an agreement with Advocos LLC, a contract sales organization that serves as part of the Company’s sales force, for the sale of the Company’s wound care products in the United States. Pursuant to the agreement, the Company agreed to pay the contract sales organization a monthly fee and potential bonuses that will be based on achievement of certain levels of sales. The Company agreed to issue the contract sales organization cash or shares of common stock as compensation for its services. During the years ended March 31, 2014 and 2013, the Company issued 65,645 and 25,105 shares of common stock, respectively, in connection with this agreement. The Company has determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered. Accordingly, the Company recorded the fair market value of the stock as compensation expense. During the years ended March 31, 2014 and 2013, the Company recorded $208,000 and $179,000 of expense related to this agreement, respectively. The expense was recorded as selling, general and administrative expense in the accompanying consolidated statements of comprehensive income (loss).

On December 17, 2009, the Company entered into an agreement with Windsor Corporation.  Windsor Corporation provides financial advisory services to the Company. Pursuant to the agreement, the Company agreed to pay Windsor Corporation, on a quarterly basis, cash or common stock as compensation for services provided.  The Company determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered. Accordingly, the Company recorded the fair market value of the stock as compensation expense. During the years ended March 31, 2014 and 2013, the Company issued 30,361 and 12,232 shares of common stock, respectively.  During the years ended March 31, 2014 and 2013, the Company recorded $120,000 and $120,000, respectively, of expense related to this agreement, of which $109,000 was paid with 30,361 shares of common stock. The expense was recorded as selling, general and administrative expense in the accompanying consolidated statement of comprehensive income (loss).

On September 4, 2012, the Company entered into an agreement with Worldwide Financial Marketing, Inc. for providing financial advisory services. Pursuant to the agreement, the Company agreed to pay Worldwide Financial Marketing, Inc. common stock as compensation for services provided. The Company determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered. Accordingly, the Company recorded the fair market value of the stock as expense. During the year ended March 31, 2014 and 2013, the Company issued 10,000 and 3,571 shares of common stock, respectively, in connection with this agreement. During the year ended March 31, 2014 and 2013, the Company recorded $23,000 and $17,000 of expense related to this agreement, respectively. The expense was recorded as selling, general and administrative expense in the accompanying consolidated statements of comprehensive income (loss).